Corporate Information (Details) - Schedule of consolidated financial statements - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents			R$ 3,687
Trade receivables			384
Other accounts receivables			220
Inventories			2,993
Recoverable taxes			570
Other current assets			130
Total other current assets			7,984
Assets held for sale			30
Total current assets			8,014
Non-current assets
Related parties			82
Restricted deposits for legal proceedings			3
Other non-current assets			171
Investments			480
Investment properties			3,639
Property, plant and equipment			10,504
Intangible assets			4,051
Total non-current assets			18,930
Total assets			26,944
Current liabilities
Trade payable			6,449
Borrowings and financing			1,051
Payroll and related taxes			375
Lease liabilities			377
Related parties	R$ 201	R$ 368	77
Taxes and social contributions payable			288
Acquisition of non-controlling interest			636
Deferred revenues			200
Dividends payable			40
Other current liabilities			236
Total current liabilities			9,729
Non-current liabilities
Borrowings and financing			520
Deferred income tax and social contribution			883
Provision for legal proceedings			139
Lease liabilities			2,039
Other non-current liabilities			39
Total non-current liabilities			3,620
Shareholders´ equity
Total shareholders´ equity			13,595
Total Liabilities and Shareholders´ equity			R$ 26,944